Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Liabilities [Abstract]
Long-term borrowings	¥ 9,258,306	¥ 7,975,012
Transferred to SPEs [Member]
Trading assets
Loans for trading purposes	19,000	106,000
Loans receivable	203,000
Total	222,000	106,000
Liabilities [Abstract]
Long-term borrowings	¥ 222,000	¥ 106,000